Employee Benefit Plans - Fair Value of Pension Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 267	$ 265	$ 283
Domestic plan [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26	66
Domestic plan [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	241	199
U.K. plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	336	368	390
U.K. plan [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.K. plan [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	336	368
International plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58	60	$ 85
International plans [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	14
International plans [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45	46
Cash and cash equivalents [member] | Domestic plan [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents [member] | Domestic plan [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents [member] | U.K. plan [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents [member] | U.K. plan [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents [member] | International plans [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	10
Cash and cash equivalents [member] | International plans [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity funds [member] | Domestic plan [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25	64
Equity funds [member] | Domestic plan [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity funds [member] | U.K. plan [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity funds [member] | U.K. plan [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity funds [member] | International plans [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	4
Equity funds [member] | International plans [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	7
Debt securities [member] | Domestic plan [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	2
Debt securities [member] | Domestic plan [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	62	71
Debt securities [member] | U.K. plan [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt securities [member] | U.K. plan [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt securities [member] | International plans [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt securities [member] | International plans [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Bond funds [member] | Domestic plan [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Bond funds [member] | Domestic plan [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Bond funds [member] | U.K. plan [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Bond funds [member] | U.K. plan [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Bond funds [member] | International plans [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Bond funds [member] | International plans [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	7
Common collective trusts [member] | Domestic plan [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common collective trusts [member] | Domestic plan [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	139	128
Common collective trusts [member] | U.K. plan [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common collective trusts [member] | U.K. plan [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	336	368
Common collective trusts [member] | International plans [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common collective trusts [member] | International plans [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33	$ 32
Other [member] | Domestic plan [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Other [member] | Domestic plan [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40
Other [member] | U.K. plan [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Other [member] | U.K. plan [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Other [member] | International plans [Member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Other [member] | International plans [Member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0